Interest	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2012
	$	$	$

Interest income	70,621	97,630	132,210
Interest expense	(10,002)	(7,688)	(7,829)
Total	60,619	89,942	124,381